Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio	Apr. 29, 2025
Select FinTech Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	22.04%
Past 5 years	5.99%
Past 10 years	7.99%
Select FinTech Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.04%
Past 5 years	5.03%
Past 10 years	6.82%
Select FinTech Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.05%
Past 5 years	4.60%
Past 10 years	6.17%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWML
Average Annual Return:
Past 1 year	26.90%
Past 5 years	6.44%
Past 10 years	7.64%